Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.30838%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,362,614.40

Principal:
Principal Collections	$24,287,576.16
Prepayments in Full	$13,671,913.62
Liquidation Proceeds	$418,754.88
Recoveries	$136,968.14
Sub Total	$38,515,212.80
Collections	$40,877,827.20

Purchase Amounts:
Purchase Amounts Related to Principal	$343,673.92
Purchase Amounts Related to Interest	$1,700.58
Sub Total	$345,374.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,223,201.70

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,223,201.70
Servicing Fee	$766,635.45	$766,635.45	$0.00	$0.00	$40,456,566.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,456,566.25
Interest - Class A-2a Notes	$134,291.47	$134,291.47	$0.00	$0.00	$40,322,274.78
Interest - Class A-2b Notes	$3,301.98	$3,301.98	$0.00	$0.00	$40,318,972.80
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$39,180,678.63
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$38,801,224.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,801,224.88
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$38,678,059.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,678,059.21
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$38,589,713.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,589,713.38
Regular Principal Payment	$35,159,992.88	$35,159,992.88	$0.00	$0.00	$3,429,720.50
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,429,720.50
Residual Released to Depositor	$0.00	$3,429,720.50	$0.00	$0.00	$0.00
Total		$41,223,201.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,159,992.88
Total					$35,159,992.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,110,649.62	$60.49	$134,291.47	$0.28	$29,244,941.09	$60.77
Class A-2b Notes	$6,049,343.26	$60.49	$3,301.98	$0.03	$6,052,645.24	$60.52
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$35,159,992.88	$21.55	$1,866,852.87	$1.14	$37,026,845.75	$22.69

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$57,967,539.21	0.1204595	$28,856,889.59	0.0599661
Class A-2b Notes	$12,045,953.87	0.1204595	$5,996,610.61	0.0599661
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$802,693,493.08	0.4919520	$767,533,500.20	0.4704033

Pool Information
Weighted Average APR	3.097%	3.089%
Weighted Average Remaining Term	42.01	41.15
Number of Receivables Outstanding	42,088	41,180
Pool Balance	$919,962,545.12	$880,810,462.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$845,046,900.17	$809,299,626.05
Pool Factor	0.5148951	0.4929820

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$71,510,836.47
Targeted Overcollateralization Amount	$113,276,962.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,276,962.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$430,164.02
(Recoveries)		61	$136,968.14
Net Loss for Current Collection Period			$293,195.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3824%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5359%
Second Prior Collection Period			0.3464%
Prior Collection Period			0.4068%
Current Collection Period			0.3908%
Four Month Average (Current and Prior Three Collection Periods)			0.4200%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,836	$8,980,369.86
(Cumulative Recoveries)			$858,996.21
Cumulative Net Loss for All Collection Periods			$8,121,373.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4545%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,891.27
Average Net Loss for Receivables that have experienced a Realized Loss			$4,423.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	283	$7,143,553.38
61-90 Days Delinquent	0.13%	43	$1,123,230.44
91-120 Days Delinquent	0.04%	11	$350,385.10
Over 120 Days Delinquent	0.06%	17	$513,415.46
Total Delinquent Receivables	1.04%	354	$9,130,584.38

Repossession Inventory:
Repossessed in the Current Collection Period		26	$692,546.49
Total Repossessed Inventory		53	$1,591,676.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2043%
Prior Collection Period			0.1877%
Current Collection Period			0.1724%
Three Month Average			0.1881%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2256%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer